Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax
Income Tax

(21) Income Tax

Under the tax legislation in Mexico and the United States of America in effect through December 31, 2021, entities are subject to pay income tax (ISR, by its Spanish acronym).

a)   ISR

The Company and each of its subsidiaries file separate income tax returns (including its foreign subsidiary, which files income tax returns in the United States of America, based on its fiscal year ending in April of every year). For the years ended December 31, 2021, 2020 and 2019, the applicable rate under the general tax regime in Mexico is 30%. The applicable rate during 2021, 2020 and 2019 for the Company’s US subsidiary is 21% (plus state taxes).

As of December 31, 2021, 2020 and 2019, BSACV, the Company’s primary operating subsidiary is subject to the agriculture, cattle-raising, forestry and fishing regime of the ISR law, which is applicable to entities exclusively dedicated to such activities. The ISR Law establishes that such activities are exclusive when no more than 10% of an entity’s total revenues are generated from something other than those activities or from industrialized products.

b)   Tax charged to profit and loss

For the years ended December 31, 2021, 2020 and 2019, the income tax (benefit) expense included in profit and loss is as follows:

	December 31
	2021	2020	2019
Operation in Mexico:
Current ISR	$1,790,621	1,321,021	1,066,160
Deferred ISR	257,020	341,131	324,415
	2,047,641	1,662,152	1,390,575
Foreign operations:
Current ISR	—	33	(1,859)
Deferred ISR	(240,003)	(450,574)	(263,738)
Total ISR expense	$1,807,638	1,211,611	1,124,978

Total income tax expense

The income tax expense attributable to income before income taxes differed from the amount computed by applying the ISR rate of 30% in 2021, 2020 and 2019 due to the items listed below:

	December 31,
	2021		2020		2019
	ISR	Percentage	ISR	Percentage	ISR	Percentage
Expected expense	$2,022,521	30%	$1,555,111	30%	$1,292,925	30%
Increase (decrease) resulting from:
Net effects of inflation	(379,311)	(6)%	(196,379)	(4)%	(168,822)	(4)%
(Non-taxable income) Non-deductible expenses	29,503	0%	7,641	0%	11,027	0%
Effect of rate difference of foreign subsidiary	42,516	1%	20,907	0%	48,658	1%
Effect from non-deductible employee benefits	145,301	3%	115,496	2%	70,202	2%
Effect of tax incentive	(54,523)	(1)%	(69,920)	(1)%	(60,861)	(1)%
Effect of carryback tax losses in the United States of America (1)	—	—	(190,144)	(4)%	—	—
Bargain purchase gain of domestic business acquisition	—	—	(27,267)	(0)%	—	—
Other	1,631	0%	(3,834)	(0)%	(68,151)	(2)%
Income tax expense	$1,807,638	27%	$1,211,611	23%	$1,124,978	26%

(1)

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security (CARES) Act was enacted. The most significant provisions of the CARES Act that will materially affect the Company’s accounting for income taxes includes a five-year carryback allowance for taxable net operating losses generated in tax year 2018 through 2020 and a technical correction to the Tax Cuts and Jobs Act, enacted on December 22, 2017, that disallowed the carrying back of taxable net operating losses to offset prior years’ taxable income. The deadline to request this refund is October 2022, it is expected that the Company will request it before that date.

c)   Deferred income tax

The Company and each one of its subsidiaries determine the deferred taxes that are reflected at a consolidated level on stand-alone basis. BSACV, the main operating subsidiary of the Company, is subject to tax payment under the agriculture, cattle-raising, forestry and fishing regime, in which the tax base for ISR is determined on collected revenues minus paid deductions.

The tax effects of temporary differences, tax losses and tax credits that give rise to significant portions of deferred tax assets and liabilities as of December 31, 2021, 2020 and 2019 are detailed below:

	December 31,
	2021	2020	2019
Deferred tax assets
Accounts payable	$33,873	2,207	2,481
Employee benefits	31,692	199,087	164,019
PTU payable	2,476	16,690	26,020
Tax loss carryforwards	917,737	60,354	56,163
Inventories	—	—	616
Property, plant and equipment	—	1,696	1,113
Other provisions	60,946	648	—
Tax incentives to be credited in the United States of America	45,386	—	—
Other items	17	—	—
Total deferred tax assets	1,092,127	280,682	250,412

Deferred tax liabilities
Inventories	218,204	—	—
Property, plant and equipment	469,946	—	—
Prepaid expenses	860	2,872	4,593
Goodwill	9,865	—	—
Intangible assets	178,356	—	—
Other provisions	—	7,655	547
Derivative financial instruments	1,157	8,221	—
Total deferred tax liabilities	878,388	18,748	5,140
Net deferred tax assets	$213,739	261,934	245,272

	December 31,
	2021	2020	2019
Deferred tax assets
Accounts payable	$1,948,897	1,090,676	1,097,422
Employee benefits	201,835	—	—
PTU payable	85,053	1,037	—
Tax loss carryforwards	31,993	606,935	271,772
Other provisions	62,503	144,861	63,314
Total deferred tax assets	2,330,281	1,843,509	1,432,508

Deferred tax liabilities
Inventories	2,053,059	1,820,929	1,696,300
Accounts receivable	593,754	497,655	445,198
Property, plant and equipment	2,558,209	2,915,222	2,667,824
Prepaid expenses	952,322	286,844	332,392
Goodwill	—	5,147	584
Intangible assets	—	188,919	190,900
Other items	1,282	—	—
Derivative financial instruments	13,130	3,773	3,803
Total deferred tax liabilities	6,171,756	5,718,489	5,337,001
Net deferred tax liability	$3,841,475	3,874,980	3,904,493

d)   Unrecognized deferred tax liabilities

Deferred taxes related to investments in subsidiaries have not been recognized as the Company is able to control the moment of the reversal of the temporary difference, and the reversal is not expected to take place in the foreseeable future. Deferred income tax on investments in subsidiaries not recognized as of December 31, 2021, 2020 and 2019 amounts to $1,414,628, $1,802,451 and $1,919,720, respectively. The Company’s policy has been to distribute accounting profits when the respective taxes have been paid and in the case of foreign profits, such tax may be duly credited in Mexico.

e)   Movement in temporary differences during the fiscal year

			Acquired or/
		Recognized	Recognized
	January 1,	in profit	directly in	December 31,
	2021	and loss	equity	2021
Accounts payable	$(1,092,883)	(889,150)	(737)	(1,982,770)
Employee benefits	(199,087)	(41,472)	7,032	(233,527)
PTU payable	(17,727)	(69,802)	—	(87,529)
Tax loss carryforwards	(667,289)	(258,865)	(23,576)	(949,730)
Other provisions	(137,854)	19,020	(4,615)	(123,449)
Goodwill	5,147	4,293	425	9,865
Intangible assets	188,919	(14,891)	4,328	178,356
Inventories	1,820,929	443,845	6,489	2,271,263
Accounts receivable	497,655	96,099	—	593,754
Property, plant and equipment	2,913,526	105,961	8,668	3,028,155
Prepaid expenses	289,716	663,466	—	953,182
Derivative financial instruments	11,994	2,293	—	14,287
Tax incentives to be credited in the United States of America	—	(45,386)	—	(45,386)
Other items	—	1,606	(341)	1,265
Net deferred tax liability	$3,613,046	17,017	(2,327)	3,627,736

			Acquired or/
		Recognized	Recognized
	January 1,	in profit	directly in	December 31,
	2020	and loss	equity	2020
Accounts payable	$(1,099,903)	8,163	(1,143)	(1,092,883)
Employee benefits	(164,060)	(35,027)	—	(199,087)
PTU payable	(26,020)	8,293	—	(17,727)
Tax loss carryforwards	(327,935)	(314,628)	(24,726)	(667,289)
Interest carryforwards	-	1,551	(1,551)	-
Other provisions	(62,767)	(74,804)	(283)	(137,854)
Goodwill	584	4,371	192	5,147
Intangible assets	190,900	(12,248)	10,267	188,919
Inventories	1,695,684	114,135	11,110	1,820,929
Accounts receivable	445,198	52,457	—	497,655
Property, plant and equipment	2,666,752	177,372	69,402	2,913,526
Prepaid expenses	336,985	(47,269)	—	289,716
Derivative financial instruments	3,803	8,191	—	11,994
Net deferred tax liability	$3,659,221	(109,443)	63,268	3,613,046

			Acquired or/
		Recognized	Recognized
	January 1,	in profit	directly in	December 31,
	2019	and loss	equity	2019
Accounts payable	$(1,511,013)	410,152	958	(1,099,903)
Employee benefits	(53,398)	(197,728)	87,107	(164,019)
PTU payable	(20,536)	(5,484)	—	(26,020)
Tax loss carryforwards	(59,883)	(273,479)	5,427	(327,935)
Other provisions	(78,230)	15,436	27	(62,767)
Goodwill	(3,879)	4,391	72	584
Intangible assets	233,749	(34,220)	(8,629)	190,900
Inventories	1,639,156	64,120	(7,592)	1,695,684
Accounts receivable	366,825	78,373	—	445,198
Property, plant and equipment	2,503,223	184,454	(20,966)	2,666,711
Prepaid expenses	647,480	(310,495)	—	336,985
Derivative financial instruments	—	3,803	—	3,803
Net deferred tax liability	$3,663,494	(60,677)	56,404	3,659,221

f)   Tax on assets and tax loss carryforwards

As of December 31, 2021, tax loss carryforwards expire as shown below. Amounts are indexed for inflation as permitted by Mexican income tax law:

	Amount as of December 31, 2021
	Tax loss	Year of expiration /
Year	carryforwards	maturity
2017	$57,372	2027
2018	204,879	2028
2019	1,285,521	2029
2020	1,584,611	2030
2021	1,050,678	2031
	$4,183,061